Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment (Details)	Dec. 31, 2025
Computer And Communication Equipment [Member] | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	2 years
Computer And Communication Equipment [Member] | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Furniture And Other Equipment [Member] | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	3 years
Furniture And Other Equipment [Member] | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Property, Plant and Equipment, Net
Leasehold Improvements [Member] | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Leasehold Improvements [Member] | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	10 years